Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended
	Jul. 05, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000242902
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,810	$ 10,724	$ 11,679	$ 12,071	$ 12,624	$ 12,763	$ 12,484	$ 13,279	$ 14,022	$ 14,188
C000242904
Account Value [Line Items]
Accumulated Value	500,000	490,500	536,829	585,083	604,687	633,338	641,080	627,121	667,447	705,705	714,186
C000242903
Account Value [Line Items]
Accumulated Value	10,000	9,840	10,781	11,757	12,170	12,754	12,929	12,669	13,489	14,277	14,473
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	9,685	10,855	11,942	12,326	13,094	13,439	12,804	14,212	15,373	15,743
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	484,266	542,726	597,103	616,306	654,697	671,937	640,208	710,575	768,673	787,143
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	9,685	10,855	11,942	12,326	13,094	13,439	12,804	14,212	15,373	15,743
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	9,679	10,810	11,951	12,463	13,197	13,515	12,938	14,353	15,519	15,931
S&P 500 Index
Account Value [Line Items]
Accumulated Value	500,000	483,935	540,515	597,571	623,170	659,853	675,750	646,881	717,665	775,972	796,574
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,679	$ 10,810	$ 11,951	$ 12,463	$ 13,197	$ 13,515	$ 12,938	$ 14,353	$ 15,519	$ 15,931